As filed with the U.S. Securities and Exchange Commission on March 19, 2019

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 329	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 331
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds II

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

This filing relates solely to BlackRock LifePath® Smart Beta Retirement Fund, BlackRock LifePath® Smart Beta 2020 Fund, BlackRock LifePath® Smart Beta 2025 Fund, BlackRock LifePath® Smart Beta 2030 Fund, BlackRock LifePath® Smart Beta 2035 Fund, BlackRock LifePath® Smart Beta 2040 Fund, BlackRock LifePath® Smart Beta 2045 Fund, BlackRock LifePath® Smart Beta 2050 Fund, BlackRock LifePath® Smart Beta 2055 Fund and LifePath® Smart Beta 2060 Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 19, 2019.

BLACKROCK FUNDS II
(Registrant)

on behalf of

BlackRock LifePath® Smart Beta Retirement Fund,

BlackRock LifePath® Smart Beta 2020 Fund,

BlackRock LifePath® Smart Beta 2025 Fund,

BlackRock LifePath® Smart Beta 2030 Fund,

BlackRock LifePath® Smart Beta 2035 Fund,

BlackRock LifePath® Smart Beta 2040 Fund,

BlackRock LifePath® Smart Beta 2045 Fund,

BlackRock LifePath® Smart Beta 2050 Fund,

BlackRock LifePath® Smart Beta 2055 Fund, and

BlackRock LifePath® Smart Beta 2060 Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 19, 2019
(John M. Perlowski)

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	March 19, 2019
(Neal J. Andrews)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

MARK STALNECKER*	Trustee
(Mark Stalnecker)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ BENJAMIN ARCHIBALD		March 19, 2019
(Benjamin Archibald, Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase